UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21225
Investment Company Act File Number
Eaton Vance Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Massachusetts Municipal Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 6.1%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$749,028
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	817,920

		$1,566,948

Education — 27.3%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$750	$759,593
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	812,737
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,213,720
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36(2)	1,000	1,149,120
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	910,420
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,144,392

		$6,989,982

Escrowed/Prerefunded — 4.6%
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$500	$545,050
Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	600	637,824

		$1,182,874

General Obligations — 12.7%
Boston, 4.00%, 4/1/24	$200	$222,942
Cambridge, 4.00%, 2/15/21	395	471,891
Danvers, 5.25%, 7/1/36	565	636,314
Plymouth, 5.00%, 5/1/26	250	292,327
Plymouth, 5.00%, 5/1/31	225	252,149
Plymouth, 5.00%, 5/1/32	205	228,350
Wayland, 5.00%, 2/1/33	340	385,475
Wayland, 5.00%, 2/1/36	510	573,097
Winchester, 5.00%, 4/15/36	160	180,173

		$3,242,718

Hospital — 15.3%
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$798,490
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	415,444
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	522,405
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	777,765
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	370,200
Massachusetts Health and Educational Facilities Authority, (Southcoast Hospitals Group, Inc.), 5.00%, 7/1/29	1,000	1,026,730

		$3,911,034

Insured-Education — 18.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$850,185
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	775,297
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,288,165
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	922,440

	Principal
	Amount
Security	(000’s omitted)	Value
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	$750	$770,213

		$4,606,300

Insured-Electric Utilities — 4.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,246,778

		$1,246,778

Insured-Escrowed/Prerefunded — 7.1%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$1,813,399

		$1,813,399

Insured-General Obligations — 13.6%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,435,648
Revere, (AGC), 5.00%, 4/1/39	1,000	1,046,010

		$3,481,658

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$234,788

		$234,788

Insured-Lease Revenue/Certificates of Participation — 5.1%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,318,960

		$1,318,960

Insured-Other Revenue — 2.2%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$495	$569,795

		$569,795

Insured-Special Tax Revenue — 17.3%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,269,700
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	513,956
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,228,951
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	750	873,128
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,220	366,287
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,460	188,734

		$4,440,756

Insured-Water and Sewer — 4.1%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$860	$1,063,596

		$1,063,596

Other Revenue — 3.5%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$355,066
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	529,430

		$884,496

Senior Living/Life Care — 2.7%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$680,766

		$680,766

Special Tax Revenue — 5.5%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$103,930
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,316,952

		$1,420,882

	Principal
	Amount
Security	(000’s omitted)	Value
Transportation — 9.1%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,065,440
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	527,820
Massachusetts Port Authority, 5.00%, 7/1/28	250	280,007
Massachusetts Port Authority, 5.00%, 7/1/34	435	466,255

		$2,339,522

Water and Sewer — 3.4%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$862,785

		$862,785

Total Tax-Exempt Investments — 163.4% (identified cost $38,621,788)		$41,858,037

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.0)%		$(13,575,114)

Other Assets, Less Liabilities — (10.4)%		$(2,668,910)

Net Assets Applicable to Common Shares — 100.0%		$25,614,013

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 44.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 19.4% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	14 U.S. 30-Year Treasury Bond	Short	$(1,979,224)	$(2,027,375)	$(48,151)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $48,151.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,275,909

Gross unrealized appreciation	$3,610,007
Gross unrealized depreciation	(357,879)

Net unrealized appreciation	$3,252,128

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$41,858,037	$—	$41,858,037

Total Investments	$—	$41,858,037	$—	$41,858,037

Liability Description

Futures Contracts	$(48,151)	$—	$—	$(48,151)

Total	$(48,151)	$—	$—	$(48,151)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2012